INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7.    INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	December 31,	December 31,	December 31,
	2021	2020	2019
	US$	US$	US$
Bitcion (i)	5,189,195	—	—
USD Coin (ii)	3,002,231	—	—
Others	5,864	1,218,633	1,208,340
Total Cryptocurrencies	8,197,290	1,218,633	1,208,340

Less: Accumulated impairment	—	(835,344)	—
Intangible assets, Net	8,197,290	383,289	1,208,340

(i)	As of December 31, 2021, the Company held 106.9936 Bitcoins with a total value of $5,051,163 based on the trading closing price shown on Feixiaohao platform. The company did not recognize any impairment loss on these Bitcoins in the consolidated financial statements for the year ended December 31, 2021. As the market price of bitcoin has declined significantly since 2022, the value of 106.9936 Bitcoins based on the closing price displayed on Feixiaohao platform on May 27, 2022 is $3,143,431. Nevertheless, the company remains confident about bitcoin's future market value.
(ii)	As of December 31, 2021, the Company held 3,005,537.5 USD coins with a total value of $3,005,417 based on the trading closing price shown on Feixiaohao platform. The value of 3,005,537.5 USD coins based on the closing price displayed on Feixiaohao platform on May 27, 2022 is $3,008,242.

7.    INTANGIBLE ASSETS, NET (CONTINUED)

The movement of intangible assets for the year ended December 31, 2019, 2020 and 2021 is as follows:

	December 31,	December 31,	December 31,
	2021	2020	2019
	US$	US$	US$
Balance as of January 1, 2019, 2020 and 2021	383,289	1,208,340	—
Addition: received Cryptocurrencies payments (i)	10,000,363	17,863	1,200,000
Purchase	—	—	10,402
Mining out (ii)	664,307	—	—
Deduction: Payment made by Cryptocurrencies (iii)	(2,141,375)	(6,923)	—
Deduction: disposal of Cryptocurrencies (iv)	(336,299)	(647)	(2,062)
Impairment (v)	(372,995)	(835,344)	—
Balance as of December 31, 2019, 2020 and 2021	8,197,290	383,289	1,208,340

(i)	During the year ended 2021, the Company received Cryptocurrencies as payments, the fair market at the date the Cryptocurrencies were received was $10,000,363.

(ii)	During the year ended 2021, the Company mined out 11.75513 Bitcoin by purchasing cloud computing power, the fair market at the date the Cryptocurrencies were mined out was $664,307.

(iii)	During the year ended 2021, the Company used Cryptocurrencies with a book value of $2,141,375 to pay Bitcoin mining cloud computing power and professional services expenses. The fair market value at the date the cryptocurrencies were used to pay the expenses was $2,174,463.

(iv)	During the year ended 2021, the Company sold 6.86166 Bitcoins and a small number of other cryptocurrencies with a book value of $336,299 and get $440,404 into the Company's bank account.

(v)	At the year end, or more frequently when events or changes in circumstances indicate that it might be impaired in accordance with ASC350, “Intangibles-Goodwill and Other”, the Company is required to perform impairment tests. The Company performed the digital assets impairment test on June 30,2021 and record an impairment loss of $372,995.